SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details)	12 Months Ended
Dec. 31, 2022
Computers equipment
SIGNIFICANT ACCOUNTING POLICIES
Residual rate (as a percent)	5.00%
Computers equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3
Computers equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	P5Y
Furniture and fixtures
SIGNIFICANT ACCOUNTING POLICIES
Residual rate (as a percent)	5.00%
Furniture and fixtures | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3
Furniture and fixtures | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	P5Y
Office equipment
SIGNIFICANT ACCOUNTING POLICIES
Residual rate (as a percent)	5.00%
Office equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3
Office equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	P5Y
Office building
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	P30Y
Residual rate (as a percent)	5.00%
Vehicle
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	P5Y
Residual rate (as a percent)	5.00%